Stockholders' Equity - Assumptions Used to Estimate Fair Values of Time-Based Options (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018	Dec. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 11.98	$ 9.06
Volatility		35.00%	50.00%
Risk-free rate		2.60%	1.50%
Dividend yield		0.00%	0.00%
Expected life (in years)		2 years 9 months 18 days	2 years 6 months
Time Based Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 21.66
Volatility	35.00%
Risk-free rate	2.80%
Dividend yield	0.00%
Expected life (in years)	3 years 2 months 19 days